Financial and capital risk management - Effects of derivatives on the income statement, cash flow and other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments classification
Financial settlement inflows (outflows)	$ (197)	$ (34)	$ (324)
Net investments hedge
Financial instruments classification
Gain recognized in other comprehensive income	(118)	(578)	(74)
Cash flow hedge (Nickel and Palladium)
Financial instruments classification
Financial settlement inflows (outflows)	(67)
Gain recognized in other comprehensive income	3	(105)	102
Derivatives not designated as hedge
Financial instruments classification
Gain (loss) recognized in the income statement	(23)	(1,210)	244
Derivatives not designated as hedge | Other Options [Member]
Financial instruments classification
Gain (loss) recognized in the income statement	11	61	102
Financial settlement inflows (outflows)		68	21
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Gain (loss) recognized in the income statement	(159)	(1,147)	42
Financial settlement inflows (outflows)	(270)	(196)	(406)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Financial instruments classification
Gain (loss) recognized in the income statement	(155)	(746)	(39)
Financial settlement inflows (outflows)	(142)	(141)	(381)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Gain (loss) recognized in the income statement	28	(262)	118
Financial settlement inflows (outflows)	(18)		(28)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Gain (loss) recognized in the income statement	(28)	28	(39)
Financial settlement inflows (outflows)	(29)	(6)	(5)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre dollar swap
Financial instruments classification
Gain (loss) recognized in the income statement	16	(7)
Financial settlement inflows (outflows)	(79)	(49)	8
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Libor swap
Financial instruments classification
Financial settlement inflows (outflows)	(2)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Euro forward
Financial instruments classification
Gain (loss) recognized in the income statement	(20)	(160)	2
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Gain (loss) recognized in the income statement	125	(124)	100
Financial settlement inflows (outflows)	205	(198)	50
Derivatives not designated as hedge | Commodities price risk | Base metals products
Financial instruments classification
Financial settlement inflows (outflows)		8	48
Derivatives not designated as hedge | Commodities price risk | Gasoil Brent and Freight
Financial instruments classification
Gain (loss) recognized in the income statement	127	(134)	42
Financial settlement inflows (outflows)	205	(206)	2
Derivatives not designated as hedge | Commodities price risk | Nickel
Financial instruments classification
Gain (loss) recognized in the income statement	(2)	10	58
Derivatives designated as hedge
Financial instruments classification
Financial settlement inflows (outflows)	(132)	292	11
Derivatives designated as hedge | Nickel
Financial instruments classification
Financial settlement inflows (outflows)	(67)	292	11
Derivatives designated as hedge | Palladium
Financial instruments classification
Financial settlement inflows (outflows)	5
Derivatives designated as hedge | Coal
Financial instruments classification
Financial settlement inflows (outflows)	(70)
Derivatives designated as hedge | Other Derivative Risk [Member]
Financial instruments classification
Gain (loss) recognized in the income statement	11	$ 61	$ 102
Vale S.A. International
Financial instruments classification
Financial instruments designated as hedging instruments, at fair value	$ 2,097